BUSINESS AND SEGMENT REPORTING (Additional Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Vessels Deferred Dry Dock and Other Property	$ 1,140,363	$ 1,130,607	$ 1,277,486
International Crude Tankers Segment [Member]
Segment Reporting Information [Line Items]
Vessels Deferred Dry Dock and Other Property	800,362	753,028	804,514
International Product Carriers Segment [Member]
Segment Reporting Information [Line Items]
Vessels Deferred Dry Dock and Other Property	339,627	377,095	472,675
Other Segments [Member]
Segment Reporting Information [Line Items]
Vessels Deferred Dry Dock and Other Property	$ 374	$ 484	$ 297